Interim Consolidated Balance Sheets	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)
Non-current assets
Right-of-use-assets	$ 4,337,727	$ 5,577,883	$ 3,891,322	$ 4,949,372	$ 23,460
Property and equipment	250,390	321,977	305,572	388,657	34,513
Investments	78	100
Deferred tax assets	37,231	47,875		47,875
Total Non-current assets	4,625,426	5,947,835		5,385,904
Current assets
Inventories	258,834	332,834	384,513	489,062	72,030
Trade and other receivables	8,325,773	10,752,128	7,460,701	9,489,266	2,005,219
Cash and cash equivalents	1,044,640	1,343,303	2,393,636	3,044,466	1,951,053
Deferred offering costs	25,000	32,148		31,797
Current tax assets				239,407
Total Current assets	10,989,114	14,176,918		13,293,998
Total assets	15,614,540	20,124,753		18,679,902
Non-current liability
Deferred tax liabilities	30,138	38,755		123,810
Borrowings	4,696,676	6,039,456	2,324,654	2,956,727	1,583,434
Total Non-current liabilities	4,726,814	6,078,211		3,080,537
Current liabilities
Trade and other payables	2,857,775	3,674,813		6,574,785
Borrowings	2,289,738	2,944,374	1,667,677	2,121,119	2,706,356
Amount due to related parties	690,384	887,764		1,450,305
Asset retirement obligation	11,665	15,000		15,000
Provision for income tax
Total Current liabilities	5,849,562	7,521,951		10,161,209
Total liabilities	10,576,376	13,600,162		13,241,746
NET ASSETS	5,038,164	6,524,591		5,438,156
Capital attributable to equity holders of the Group
Share capital	25,609,109	34,208,562		34,208,562
Merger reserve arising from group restructuring	(18,362,500)	(24,455,170)		(24,455,170)
Retained earnings	(2,564,554)	(3,685,620)		(3,954,948)
Translation reserve	(29,903)	(38,452)		(463,787)
Share based payment reserve	195,273	250,000		100,000
Non-controlling interest	190,739	245,271		3,499
Total equity	5,038,164	6,524,591	4,275,616	5,438,156	7,591,001
Total for all related parties [member]
Current assets
Amount due from related parties	1,062,684	1,366,505
Third party [member]
Current assets
Amount due from related parties	$ 272,183	$ 350,000
Previously stated [member]
Non-current assets
Right-of-use-assets			3,891,322	4,949,372	23,460
Property and equipment			305,572	388,657	34,513
Deferred tax assets			37,640	47,875	77,005
Total Non-current assets			4,234,534	5,385,904	134,978
Current assets
Inventories			384,513	489,062	72,030
Trade and other receivables			7,460,701	9,489,266	2,005,219
Cash and cash equivalents			2,393,636	3,044,466	1,951,053
Deferred offering costs			25,000	31,797	1,588,024
Current tax assets			188,228	239,407
Total Current assets			10,452,078	13,293,998	16,173,566
Total assets			14,686,612	18,679,902	16,308,544
Non-current liability
Deferred tax liabilities			97,342	123,810
Borrowings			2,324,654	2,956,727	1,583,434
Total Non-current liabilities			2,421,996	3,080,537	1,583,434
Current liabilities
Trade and other payables			5,169,262	6,574,785	2,575,949
Borrowings			1,667,677	2,121,119	2,706,356
Amount due to related parties			1,140,266	1,450,305	1,311,390
Amount due to a former director					111,459
Asset retirement obligation			11,795	15,000	15,000
Provision for income tax					443,315
Total Current liabilities			7,989,000	10,161,209	7,163,469
Total liabilities			10,410,996	13,241,746	8,746,903
NET ASSETS			4,275,616	5,438,156	7,561,641
Capital attributable to equity holders of the Group
Share capital			25,609,109	34,208,562	24,455,178
Merger reserve arising from group restructuring			(18,362,500)	(24,455,170)	(24,455,170)
Retained earnings			(2,695,407)	(3,854,948)	7,561,633
Translation reserve			(278,337)	(463,787)
Non-controlling interest			2,751	3,499
Total equity			4,275,616	5,438,156	7,561,641
Previously stated [member] | Total for all related parties [member]
Current assets
Amount due from related parties					$ 10,557,240